Empower SP Small Cap 600 Index Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	7.31%		9.81%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	5.83%	7.08%		9.63%
Investor
Prospectus [Line Items]
Average Annual Return, Percent	5.55%	6.70%		9.24%
L
Prospectus [Line Items]
Average Annual Return, Percent	5.17%	6.41%		8.97%